Nature of Expenses (Summary of Detailed Information about Expenses by Nature) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Provincial Mining [abstract]
Total	$ 466	$ 204
Saskatchewan potash production tax	341	86
Saskatchewan resource surcharge and other	$ 125	$ 118